ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable, net of allowance	$ 0	$ 63,049
Allowance for accounts receivable	$ 0	$ 40,000